Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expenses	¥ 213,739	¥ 223,158	¥ 211,973
Amount due for purchase of property, plant and equipment	¥ 40,483	¥ 33,585